DEBT - Future maturities of the outstanding Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Principal Payments
Remaining 2021	$ 28,799
2021	32,059	$ 26,928
2022	44,900	28,846
2023	43,962	43,819
2024	45,062	67,659
2025		64,810
Thereafter	112,950	53,739
Total	307,732	285,801	$ 89,905
Amortization of Debt Issuance Costs
Remaining 2021	(775)
2021	(983)	(810)
2022	(908)	(752)
2023	(785)	(678)
2024	(670)	(554)
2025		(342)
Thereafter	(270)	(202)
Total	(4,391)	(3,338)	$ (2,988)
Debt, net
Remaining 2021	28,024
2022	31,076	26,118
2023	43,992	28,094
2024	43,177	43,141
2025	44,392	67,105
2025		64,468
Thereafter	112,680	53,537
Net Debt	$ 303,341	$ 282,463